FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term investments
Short-term investments	$ 13,927	$ 280,251
Recurring
Short-term investments
Short-term investments	13,927	280,251
Recurring | Structured Financial Products
Short-term investments
Short-term investments		269,946
Recurring | Wealth Management Products
Short-term investments
Short-term investments	13,927	10,305
Nonrecurring
Short-term investments
Impairment losses on its long-lived assets	0	0	$ 0
Level 1 | Recurring
Short-term investments
Short-term investments		10,305
Level 1 | Recurring | Wealth Management Products
Short-term investments
Short-term investments		10,305
Level 2 | Recurring
Short-term investments
Short-term investments	13,927	269,946
Level 2 | Recurring | Structured Financial Products
Short-term investments
Short-term investments		$ 269,946
Level 2 | Recurring | Wealth Management Products
Short-term investments
Short-term investments	$ 13,927